Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current Assets

Note 3. Other Current Assets

Other current assets consisted of the following at December 31, 2012 and 2011:

Description	2012	2011
Supplies inventory	$604,179	$—
Deferred offering costs	341,166	—
Prepaid expenses	132,201	124,773

	$1,077,546	$124,773

Supplies inventory at December 31, 2012 includes reagents and supplies that will be used to manufacture Tcelna and placebo product in Opexa’s Phase IIb clinical study. Opexa expects to amortize these prepaid reagents and supplies to research and development costs in the consolidated statements of expenses over the course of the clinical study.

Deferred offering costs at December 31, 2012 include costs incurred from third parties in connection with the implementation of an at-the-market program (“ATM Agreement”) in September 2012 pursuant to which Opexa may sell shares of its common stock from time to time depending upon market demand through a sales agent in transactions deemed to be an “at-the-market” offering as defined in Rule 415 of the Securities Act of 1933. As of December 31, 2012, the costs of $101,972 in connection with the implementation of the ATM Agreement were capitalized and are included in other current assets in the consolidated balance sheets. Upon the sales of any shares of common stock under the ATM Agreement, the capitalized costs will be offset against the proceeds of such sales of shares of common stock.

Deferred offering costs at December 31, 2012 also include costs incurred from third parties in connection with the implementation of a $1.5 million Purchase Agreement and a $15 million Purchase Agreement (collectively, the “Purchase Agreements”) in November 2012 pursuant to which Opexa has the right to sell to Lincoln Park Capital Fund, LLC (“Lincoln Park”) an aggregate of up to $16.5 million in shares of its common stock, subject to certain conditions and limitations. As of December 31, 2012, the remaining costs of $216,198 in connection with the implementation of the Purchase Agreements remained capitalized and are included in other current assets in the consolidated balance sheets. Upon the sales of shares of common stock under the Purchase Agreements, the capitalized costs are offset against the proceeds of such sales of shares of common stock.

Deferred offering costs at December 31, 2012 also include costs incurred from third parties in connection with the Option and License Agreement entered into with Ares Trading SA (“Merck”), a wholly owned subsidiary of Merck Serono S.A., on February 4, 2013. Under the terms of the Agreement, the Company received an upfront payment of $5 million on February 20, 2013. As of December 31, 2012, the remaining costs of $22,996 in connection with the Option and License Agreement remained capitalized and are included in other current assets in the consolidated balance sheets.